UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS
Advisory Research All Cap Value Fund (ADVGX)
Advisory Research Emerging Markets Opportunities Fund (ADVMX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)
Advisory Research International Small Cap Value Fund (Institutional Class - ADVLX)
Advisory Research Small Company Opportunities Fund (ADVSX)
Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT
April 30, 2014

Advisory Research Funds
a series of the Investment Managers Series Trust

Table of Contents
Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	5
Advisory Research Global Value Fund	10
Advisory Research International All Cap Value Fund	17
Advisory Research International Small Cap Value Fund	22
Advisory Research Small Company Opportunities Fund	27
Advisory Research Strategic Income Fund	30
Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	47
Notes to Financial Statements	55
Supplemental Information	68
Expense Examples	70

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

www.advisoryresearch.com

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	COMMUNICATIONS – 6.9%
17,020	Comcast Corp. - Class A	$880,955
11,705	DIRECTV*	908,308
47,540	News Corp.*	809,131
19,417	Tribune Co.*	1,509,672
		4,108,066
	CONSUMER DISCRETIONARY – 9.6%
13,750	Bed Bath & Beyond, Inc.*	854,288
2,061	Biglari Holdings, Inc.*	884,210
67,497	H&R Block, Inc.	1,918,265
9,182	McDonald's Corp.	930,871
17,515	Ross Stores, Inc.	1,192,421
		5,780,055
	CONSUMER STAPLES – 14.5%
10,225	Core-Mark Holding Co., Inc.	823,521
57,975	CST Brands, Inc.	1,891,724
16,910	JM Smucker Co.	1,634,859
34,320	Mondelez International, Inc. - Class A	1,223,508
14,630	PepsiCo, Inc.	1,256,571
20,297	Unilever PLC - ADR	908,088
11,674	Wal-Mart Stores, Inc.	930,535
		8,668,806
	ENERGY – 10.3%
17,380	Carrizo Oil & Gas, Inc.*	956,248
13,010	Chevron Corp.	1,633,015
20,400	Delek U.S. Holdings, Inc.	652,596
15,293	Gulfport Energy Corp.*	1,126,635
4,545	Pioneer Natural Resources Co.	878,412
10,560	Range Resources Corp.	955,152
		6,202,058
	FINANCIALS – 24.2%
17,178	Allied World Assurance Co. Holdings A.G.	1,849,899
13,940	American Express Co.	1,218,774
30,020	American International Group, Inc.	1,594,963
14,103	Berkshire Hathaway, Inc. - Class B*	1,817,171
16,715	CIT Group, Inc.	719,581
17,058	Comerica, Inc.	822,878
4,840	Enstar Group Ltd.*	624,844
29,268	Fidelity National Financial, Inc. - Class A	941,844
24,465	JPMorgan Chase & Co.	1,369,551
27,290	Loews Corp.	1,199,941
43,300	Northfield Bancorp, Inc.	561,601

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
18,440	Rayonier, Inc. - REIT	$831,644
22,390	U.S. Bancorp	913,064
		14,465,755
	HEALTH CARE – 7.3%
16,150	Covidien PLC	1,150,688
9,108	Johnson & Johnson	922,549
15,234	Medtronic, Inc.	896,064
18,525	UnitedHealth Group, Inc.	1,390,116
		4,359,417
	INDUSTRIALS – 14.7%
32,750	CSX Corp.	924,205
10,073	Deere & Co.	940,214
12,507	Emerson Electric Co.	852,727
15,286	Oshkosh Corp.	848,526
12,750	Raytheon Co.	1,217,370
10,181	Union Pacific Corp.	1,938,768
7,585	United Technologies Corp.	897,533
4,614	W.W. Grainger, Inc.	1,173,801
		8,793,144
	MATERIALS – 1.5%
19,007	H.B. Fuller Co.	880,594

	TECHNOLOGY – 9.5%
25,549	CDW Corp.	720,227
43,895	Convergys Corp.	945,498
6,475	International Business Machines Corp.	1,272,143
30,710	Microsoft Corp.	1,240,684
12,700	Motorola Solutions, Inc.	807,466
29,529	TeleTech Holdings, Inc.*	712,535
		5,698,553
	TOTAL COMMON STOCKS (Cost $46,566,612)	58,956,448

	SHORT-TERM INVESTMENTS – 1.8%
1,054,815	Fidelity Institutional Money Market Fund, 0.05%[1]	1,054,815

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,054,815)	1,054,815

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

TOTAL INVESTMENTS – 100.3% (Cost $47,621,427)	$60,011,263
Liabilities in Excess of Other Assets – (0.3)%	(154,020)

TOTAL NET ASSETS – 100.0%	$59,857,243

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	11.8%
Oil, Gas & Coal	10.4%
Consumer Products	8.4%
Media Content	6.9%
Technology Services	6.1%
Aerospace & Defense	5.0%
Specialty Finance	4.8%
Transportation & Logistics	4.8%
Retail Staples	4.7%
Banking	3.8%
Medical Equipment/Devices	3.4%
Retail Discretionary	3.4%
Consumer Discretionary Services	3.2%
Travel, Lodging & Dining	3.0%
Health Care Facilities/Services	2.3%
Institutional Financial Services	2.3%
Software	2.1%
Industrial Distribution	2.0%
Machinery	1.6%
Biotechnology & Pharmaceuticals	1.5%
Chemicals	1.5%
Electrical Equipment	1.4%
Real Estate Investment Trusts (REIT)	1.4%
Distribution/Wholesale - Consumer Staples	1.4%
Hardware	1.3%
Total Common Stocks	98.5%
Short-Term Investments	1.8%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.4%
	AUSTRIA – 1.8%
2,537	BUWOG A.G.*	$46,575
50,731	IMMOFINANZ A.G.	188,059
		234,634
	BERMUDA – 1.6%
125,565	GP Investments Ltd.*	208,355

	BRAZIL – 9.4%
42,498	BM&FBovespa S.A.	217,274
87,671	Brasil Brokers Participacoes S.A.	172,212
79,700	Cia Providencia Industria e Comercio S.A.	289,162
62,865	MRV Engenharia e Participacoes S.A.	199,043
44,934	QGEP Participacoes S.A.	172,901
23,600	Sonae Sierra Brasil S.A.	190,193
		1,240,785
	BRITISH VIRGIN ISLANDS – 1.3%
219,346	Symphony International Holdings Ltd.	166,637

	CHILE – 1.2%
72,958	Quinenco S.A.	161,625

	HONG KONG – 18.8%
1,100,355	Asian Citrus Holdings Ltd.	228,757
984,000	Bosideng International Holdings Ltd.	145,220
66,271	China Cord Blood Corp.*	285,628
353,000	Dah Chong Hong Holdings Ltd.	224,681
158,949	Digital China Holdings Ltd.	147,218
484,450	Emperor Entertainment Hotel Ltd.	211,088
828,000	Emperor International Holdings	186,052
458,439	Far East Consortium International Ltd.	165,288
1,986,000	Golden Meditech Holdings Ltd.	171,857
1,611,401	REXLot Holdings Ltd.	170,929
1,077,700	VST Holdings Ltd.	274,714
91,213	Yue Yuen Industrial Holdings Ltd.	282,579
		2,494,011
	INDONESIA – 1.0%
616,288	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	130,949

	JAPAN – 3.0%
35,000	Chugoku Marine Paints Ltd.	223,271
9,400	Ibiden Co., Ltd.	169,671
		392,942

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG – 3.6%
31,471	Adecoagro S.A.*	$280,721
7,672	APERAM*	199,614
		480,335
	MALAYSIA – 1.3%
57,400	Cahya Mata Sarawak Bhd	167,908

	MEXICO – 2.7%
810,084	Consorcio ARA S.A.B. de C.V.*	356,039

	NORWAY – 5.1%
19,269	Cermaq A.S.A.	227,722
132,133	Dolphin Group A.S.A.*	128,832
415,000	Vard Holdings Ltd.*	320,593
		677,147
	PANAMA – 1.4%
7,459	Banco Latinoamericano de Comercio Exterior S.A. - Class E	191,845

	PAPUA NEW GUINEA – 1.4%
27,864	New Britain Palm Oil Ltd.	189,464

	PHILIPPINES – 1.2%
1,436,000	Metro Pacific Investments Corp.	163,835

	ROMANIA – 1.2%
700,668	Fondul Proprietatea S.A.	166,537

	RUSSIA – 1.1%
6,171	Sistema JSFC - GDR	147,296

	SINGAPORE – 5.0%
407,000	Ascendas India Trust	248,544
4,811	China Yuchai International Ltd.	96,893
346,000	Golden Agri-Resources Ltd.	168,764
10,167	Kulicke & Soffa Industries, Inc.*	149,556
		663,757
	SOUTH AFRICA – 1.6%
542,251	KAP Industrial Holdings Ltd.	211,323

	SOUTH KOREA – 14.1%
13,760	DGB Financial Group, Inc.	208,748
15,153	Dongsuh Co., Inc.	232,302
649	Dongwon Industries Co., Ltd.	203,885
3,115	Fila Korea Ltd.	271,014

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
5,589	Samsung C&T Corp.	$351,479
8,920	Samsung Card Co., Ltd.	323,994
16,170	SL Corp.	278,870
		1,870,292
	TAIWAN – 7.5%
17,000	Asustek Computer, Inc.	175,764
214,866	China Life Insurance Co., Ltd.	188,239
6,181	ChipMOS TECHNOLOGIES Bermuda Ltd.	130,048
80,000	Grand Ocean Retail Group Ltd.	167,075
183,927	King's Town Bank	170,787
78,805	Taiwan Fertilizer Co., Ltd.	156,820
		988,733
	THAILAND – 2.5%
22,900	Bangkok Bank PCL	133,557
432,200	Sri Trang Agro-Industry PCL	198,046
		331,603
	TURKEY – 3.3%
130,123	Turkiye Sinai Kalkinma Bankasi A.S.	118,205
160,641	Turkiye Sise ve Cam Fabrikalari A.S.	201,638
12,683	Yazicilar Holding A.S. - Class A	115,844
		435,687
	UNITED ARAB EMIRATES – 1.9%
23,327	Dragon Oil PLC	248,126

	UNITED KINGDOM – 2.4%
35,915	Investec PLC	315,450

	TOTAL COMMON STOCKS (Cost $12,209,565)	12,635,315

	SHORT-TERM INVESTMENTS – 4.6%
607,785	Fidelity Institutional Money Market Fund, 0.05%[1]	607,785

	TOTAL SHORT-TERM INVESTMENTS (Cost $607,785)	607,785

	TOTAL INVESTMENTS – 100.0% (Cost $12,817,350)	13,243,100
	Other Assets in Excess of Liabilities – 0.0%	3,030

	TOTAL NET ASSETS – 100.0%	$13,246,130

GDR – Global Depository Receipt
PCL – Public Company Limited

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	9.3%
Real Estate Operating & Services	8.7%
Banking	8.6%
Chemicals	7.7%
Apparel & Textile Products	6.9%
Oil, Gas & Coal	5.4%
Distributors	4.9%
Health Care Facilities/Services	4.7%
Home & Office Products	4.2%
Distribution/Wholesale - Consumer Staples	3.3%
Automotive	3.0%
Travel, Lodging & Dining	2.9%
Construction Materials	2.8%
Hardware	2.6%
Specialty Finance	2.5%
Transportation Equipment	2.4%
Semiconductors	2.1%
Asset Management	1.9%
Institutional Financial Services	1.6%
Iron & Steel	1.5%
Manufactured Goods	1.5%
Insurance	1.4%
Retail Discretionary	1.3%
Utilities	1.2%
Metals & Mining	1.2%
Telecom	1.1%
Machinery	0.7%
Total Common Stocks	95.4%
Short-Term Investments	4.6%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AUSTRALIA – 1.5%
20,219	GrainCorp Ltd. - Class A	$166,758
130,081	Orora Ltd.	168,668
		335,426
	AUSTRIA – 0.9%
2,261	BUWOG A.G.*	41,511
45,215	IMMOFINANZ A.G.	167,611
		209,122
	BERMUDA – 1.3%
19,916	Catlin Group Ltd.	177,865
938	Enstar Group Ltd.*	121,096
		298,961
	CANADA – 0.8%
50,880	Genesis Land Development Corp.*	187,997

	DENMARK – 0.6%
3,239	D/S Norden A/S	129,552

	FRANCE – 5.0%
953	Cie Generale des Etablissements Michelin	116,867
4,464	GDF Suez	112,508
2,525	Nexans S.A.	142,161
3,325	Saft Groupe S.A.	118,248
2,324	Sanofi	250,805
3,617	Total S.A.	258,775
1,993	Vallourec S.A.	117,777
		1,117,141
	GERMANY – 2.7%
3,539	Rheinmetall A.G.	235,766
4,945	Talanx A.G.	189,224
638	Volkswagen A.G.	172,467
		597,457
	HONG KONG – 2.1%
954,000	Asian Citrus Holdings Ltd.	198,331
442,000	Emperor International Holdings	99,317
57,500	Yue Yuen Industrial Holdings Ltd.	178,136
		475,784
	IRELAND – 1.0%
3,276	Covidien PLC	233,415

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 9.4%
35,000	Aozora Bank Ltd.	$104,118
5,500	Arcs Co., Ltd.	110,341
4,300	Azbil Corp.	97,579
47,000	Bank of Yokohama Ltd.	236,226
42,000	Chugoku Marine Paints Ltd.	267,925
26,000	Denki Kagaku Kogyo KK	86,230
1,900	Hogy Medical Co., Ltd.	97,995
5,500	Hokuto Corp.	110,487
3,538	Inaba Denki Sangyo Co., Ltd.	108,654
4,000	MS&AD Insurance Group Holdings	89,729
11,300	Ryosan Co., Ltd.	238,851
26,000	Sankyu, Inc.	99,107
10,000	Star Micronics Co., Ltd.	123,459
2,100	Toyota Industries Corp.	96,806
12,700	Unipres Corp.	245,378
		2,112,885
	LUXEMBOURG – 2.1%
9,465	APERAM*	246,265
14,184	ArcelorMittal	230,490
		476,755
	NETHERLANDS – 2.7%
8,648	Delta Lloyd N.V.	227,596
2,630	Koninklijke DSM N.V.	188,854
4,894	Royal Dutch Shell PLC - A Shares	193,473
		609,923
	NORWAY – 4.5%
7,446	Aker A.S.A.	252,215
21,526	Cermaq A.S.A.	254,395
24,205	Petroleum Geo-Services A.S.A.	292,244
276,000	Vard Holdings Ltd.*	213,214
		1,012,068
	SINGAPORE – 1.0%
462,000	Golden Agri-Resources Ltd.	225,343

	SOUTH KOREA – 1.7%
828	Hyundai Motor Co.	184,616
5,530	Samsung Card Co., Ltd.	200,862
		385,478

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 0.8%
8,724	Industrivarden A.B. - C Shares	$183,307

	SWITZERLAND – 3.9%
2,053	Allied World Assurance Co. Holdings A.G.	221,088
900	Baloise Holding A.G.	109,596
5,000	GAM Holding A.G.	91,065
2,633	Novartis A.G.	228,894
560	Syngenta A.G.	221,755
		872,398
	UNITED KINGDOM – 5.9%
24,145	CNH Industrial N.V.	282,039
27,781	Greggs PLC	251,272
15,000	HSBC Holdings PLC	153,257
13,240	Investec PLC	116,822
4,295	Unilever PLC - ADR	192,158
48,072	Vodafone Group PLC	182,502
45,646	WM Morrison Supermarkets PLC	154,940
		1,332,990
	UNITED STATES – 50.1%
11,840	American Capital Ltd.*	177,482
2,625	American Express Co.	229,504
4,490	American International Group, Inc.	238,554
2,509	Bed Bath & Beyond, Inc.*	155,884
1,763	Berkshire Hathaway, Inc. - Class B*	227,163
397	Biglari Holdings, Inc.*	170,321
4,723	Capital Southwest Corp.	165,777
3,071	Carrizo Oil & Gas, Inc.*	168,966
5,992	CDW Corp.	168,914
1,834	Chevron Corp.	230,204
3,903	CIT Group, Inc.	168,024
12,521	CNO Financial Group, Inc.	215,987
3,448	Comcast Corp. - Class A	178,468
3,490	Comerica, Inc.	168,358
7,803	Convergys Corp.	168,077
1,459	Core-Mark Holding Co., Inc.	117,508
7,316	CST Brands, Inc.	238,721
5,850	CSX Corp.	165,087
1,998	Deere & Co.	186,493
3,515	Delek U.S. Holdings, Inc.	112,445
41,493	Destination XL Group, Inc.*	224,062
2,140	DIRECTV*	166,064

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,712	Emerson Electric Co.	$184,904
5,670	Fidelity National Financial, Inc. - Class A	182,461
12,251	Forestar Group, Inc.*	208,880
3,841	Gulfport Energy Corp.*	282,966
7,484	H&R Block, Inc.	212,695
3,604	H.B. Fuller Co.	166,973
33,592	hhgregg, Inc.*	289,563
1,276	International Business Machines Corp.	250,696
2,377	JM Smucker Co.	229,808
1,706	Johnson & Johnson	172,801
3,658	JPMorgan Chase & Co.	204,775
5,321	Loews Corp.	233,964
1,595	McDonald's Corp.	161,701
2,898	Medtronic, Inc.	170,460
5,652	Microsoft Corp.	228,341
6,870	Mondelez International, Inc. - Class A	244,915
2,665	Motorola Solutions, Inc.	169,441
16,298	News Corp.*	277,392
15,912	Northfield Bancorp, Inc.	206,379
3,190	Oshkosh Corp.	177,077
2,650	PepsiCo, Inc.	227,608
866	Pioneer Natural Resources Co.	167,372
1,831	Range Resources Corp.	165,614
3,455	Rayonier, Inc. - REIT	155,821
2,438	Raytheon Co.	232,780
3,421	Ross Stores, Inc.	232,902
4,914	TeleTech Holdings, Inc.*	118,575
27,962	TravelCenters of America LLC*	211,672
3,331	Tribune Co.*	258,985
4,049	U.S. Bancorp	165,118
1,271	Union Pacific Corp.	242,037
1,476	United Technologies Corp.	174,655
3,120	UnitedHealth Group, Inc.	234,125
925	W.W. Grainger, Inc.	235,320
2,267	Wal-Mart Stores, Inc.	180,703
		11,301,542
	TOTAL COMMON STOCKS (Cost $20,391,821)	22,097,544

	SHORT-TERM INVESTMENTS – 1.8%
411,272	Fidelity Institutional Money Market Fund, 0.05%[1]	411,272

	TOTAL SHORT-TERM INVESTMENTS (Cost $411,272)	411,272

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

TOTAL INVESTMENTS – 99.8% (Cost $20,803,093)	$22,508,816
Other Assets in Excess of Liabilities – 0.2%	33,884

TOTAL NET ASSETS – 100.0%	$22,542,700

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	9.1%
Oil, Gas & Coal	8.3%
Consumer Products	7.5%
Specialty Finance	5.8%
Banking	5.1%
Retail Staples	5.1%
Automotive	4.7%
Chemicals	4.1%
Retail Discretionary	4.0%
Media Content	3.9%
Technology Services	3.1%
Machinery	3.1%
Biotechnology & Pharmaceuticals	2.9%
Transportation & Logistics	2.8%
Iron & Steel	2.6%
Aerospace & Defense	2.6%
Medical Equipment/Devices	2.2%
Real Estate Operating & Services	2.1%
Asset Management	1.7%
Design, Manufacturing & Distribution	1.5%
Travel, Lodging & Dining	1.5%
Electrical Equipment	1.5%
Distribution/Wholesale - Consumer Staples	1.3%
Industrial Distribution	1.0%
Health Care Facilities/Services	1.0%
Software	1.0%
Transportation Equipment	1.0%
Consumer Discretionary Services	0.9%
Institutional Financial Services	0.9%
Home & Office Products	0.8%
Telecom	0.8%
Apparel & Textile Products	0.8%
Hardware	0.8%
Containers & Packaging	0.8%
Real Estate Investment Trusts (REIT)	0.7%
Renewable Energy	0.5%
Utilities	0.5%
Total Common Stocks	98.0%

Advisory Research Global Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Short-Term Investments	1.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	AUSTRALIA – 1.0%
11,772	Orora Ltd.	$15,264

	AUSTRIA – 0.3%
74	Lenzing A.G.	4,722

	BERMUDA – 2.0%
3,322	Catlin Group Ltd.	29,668

	CANADA – 1.6%
6,789	Genesis Land Development Corp.*	25,085

	DENMARK – 0.8%
303	D/S Norden A/S	12,119

	FRANCE – 10.7%
280	Cie Generale des Etablissements Michelin	34,336
967	GDF Suez	24,372
314	Nexans S.A.	17,679
443	Saft Groupe S.A.	15,754
253	Sanofi	27,304
375	Total S.A.	26,829
270	Vallourec S.A.	15,956
		162,230
	GERMANY – 6.8%
422	Rheinmetall A.G.	28,113
653	Rhoen Klinikum A.G.	21,077
643	Talanx A.G.	24,605
108	Volkswagen A.G.	29,195
		102,990
	HONG KONG – 3.5%
72,000	Asian Citrus Holdings Ltd.	14,968
77,000	Emperor International Holdings	17,302
6,500	Yue Yuen Industrial Holdings Ltd.	20,137
		52,407
	ITALY – 1.1%
1,551	Buzzi Unicem S.p.A.	16,379

	JAPAN – 23.2%
7,000	Aozora Bank Ltd.	20,824
700	Arcs Co., Ltd.	14,043
600	Azbil Corp.	13,616
2,500	Bank of Yokohama Ltd.	12,565
4,000	Chugoku Marine Paints Ltd.	25,517

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
700	Daiseki Co., Ltd.	$11,153
5,000	Denki Kagaku Kogyo KK	16,583
300	Hogy Medical Co., Ltd.	15,473
700	Hokuto Corp.	14,062
700	Ibiden Co., Ltd.	12,635
500	Inaba Denki Sangyo Co., Ltd.	15,355
400	Japan Petroleum Exploration Co.	14,890
900	MS&AD Insurance Group Holdings	20,189
1,000	Namco Bandai Holdings, Inc.	21,605
1,000	Ryosan Co., Ltd.	21,137
300	Secom Co., Ltd.	17,224
2,000	Shinko Plantech Co., Ltd.	15,056
3,300	SKY Perfect JSAT Holdings, Inc.	17,745
1,200	Star Micronics Co., Ltd.	14,815
500	Toyota Industries Corp.	23,049
700	Unipres Corp.	13,525
		351,061
	LUXEMBOURG – 4.1%
1,546	APERAM*	40,225
1,342	ArcelorMittal	21,807
		62,032
	NETHERLANDS – 6.2%
816	Delta Lloyd N.V.	21,475
320	Koninklijke DSM N.V.	22,978
859	Royal Dutch Shell PLC - A Shares	33,959
194	Wereldhave N.V. - REIT	16,314
		94,726
	NORWAY – 5.2%
650	Aker A.S.A.	22,017
2,008	Cermaq A.S.A.	23,731
1,367	Petroleum Geo-Services A.S.A.	16,505
21,666	Vard Holdings Ltd.*	16,737
		78,990
	PANAMA – 0.9%
535	Banco Latinoamericano de Comercio Exterior S.A. - Class E	13,760

	SINGAPORE – 1.1%
33,000	Golden Agri-Resources Ltd.	16,096

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA – 4.9%
296	Fila Korea Ltd.	$25,753
83	Hyundai Motor Co.	18,506
850	Samsung Card Co., Ltd.	30,874
		75,133
	SWEDEN – 2.3%
819	Industrivarden A.B. - C Shares	17,209
458	Investor A.B. - B Shares	17,741
		34,950
	SWITZERLAND – 6.7%
155	Baloise Holding A.G.	18,875
703	GAM Holding A.G.	12,804
376	Novartis A.G.	32,686
56	Syngenta A.G.	22,175
51	Zurich Insurance Group A.G.	14,625
		101,165
	UNITED KINGDOM – 12.3%
1,349	Bovis Homes Group PLC	18,039
2,776	CNH Industrial N.V.	32,427
2,979	Greggs PLC	26,944
2,746	HSBC Holdings PLC	28,056
1,773	Investec PLC	15,644
736	Unilever PLC - ADR	32,929
3,731	Vodafone Group PLC	14,164
5,447	WM Morrison Supermarkets PLC	18,489
		186,692
	TOTAL COMMON STOCKS (Cost $1,247,505)	1,435,469

	SHORT-TERM INVESTMENTS – 4.9%
74,621	Fidelity Institutional Money Market Fund, 0.05%[1]	74,621

	TOTAL SHORT-TERM INVESTMENTS (Cost $74,621)	74,621

	TOTAL INVESTMENTS – 99.6% (Cost $1,322,126)	1,510,090
	Other Assets in Excess of Liabilities – 0.4%	5,811

	TOTAL NET ASSETS – 100.0%	$1,515,901

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Automotive	9.7%
Insurance	8.5%
Consumer Products	6.7%
Oil, Gas & Coal	6.1%
Chemicals	6.1%
Banking	6.0%
Iron & Steel	5.2%
Specialty Finance	4.3%
Machinery	4.0%
Biotechnology & Pharmaceuticals	4.0%
Retail Staples	3.9%
Apparel & Textile Products	3.0%
Home & Office Products	2.9%
Design, Manufacturing & Distribution	2.4%
Utilities	2.4%
Asset Management	2.3%
Software	1.4%
Health Care Facilities/Services	1.4%
Media Content	1.2%
Electrical Equipment	1.2%
Real Estate Operating & Services	1.1%
Consumer Discretionary Services	1.1%
Transportation Equipment	1.1%
Construction Materials	1.1%
Real Estate Investment Trusts (REIT)	1.1%
Renewable Energy	1.0%
Medical Equipment/Devices	1.0%
Containers & Packaging	1.0%
Engineering & Construction Services	1.0%
Telecom	0.9%
Hardware	0.8%
Transportation & Logistics	0.8%
Total Common Stocks	94.7%
Short-Term Investments	4.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.9%
	AUSTRALIA – 3.1%
254,383	GrainCorp Ltd. - Class A	$2,098,045
1,451,053	Orora Ltd.	1,881,489
		3,979,534
	AUSTRIA – 2.3%
25,213	BUWOG A.G.*	462,950
504,260	IMMOFINANZ A.G.	1,869,288
9,360	Lenzing A.G.	597,336
		2,929,574
	BELGIUM – 2.0%
14,389	Befimmo S.A. - REIT	1,048,033
13,695	Cie d'Entreprises CFE	1,508,958
		2,556,991
	BERMUDA – 2.0%
281,979	Catlin Group Ltd.	2,518,292

	CANADA – 1.0%
130,100	Genesis Land Development Corp.*	480,709
193,671	Genesis Land Development Corp.*1	715,631
		1,196,340
	DENMARK – 1.0%
31,244	D/S Norden A/S	1,249,678

	FRANCE – 3.2%
26,466	Nexans S.A.	1,490,075
32,913	Saft Groupe S.A.	1,170,498
23,513	Vallourec S.A.	1,389,508
		4,050,081
	GERMANY – 7.9%
42,016	DMG MORI SEIKI A.G.	1,323,982
20,938	Hochtief A.G.	1,952,160
33,823	Rheinmetall A.G.	2,253,270
62,757	Rhoen Klinikum A.G.	2,025,585
63,034	Talanx A.G.	2,412,039
		9,967,036
	HONG KONG – 5.7%
4,595,752	Asian Citrus Holdings Ltd.	955,428
5,806,707	Bosideng International Holdings Ltd.	856,963

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
2,869,593	Emperor Entertainment Hotel Ltd.	$1,250,362
5,403,083	Emperor International Holdings	1,214,074
7,251,000	Golden Meditech Holdings Ltd.	627,460
750,500	Yue Yuen Industrial Holdings Ltd.	2,325,059
		7,229,346
	IRELAND – 1.3%
389,890	Beazley PLC	1,617,290

	ITALY – 1.1%
25,067	Buzzi Unicem S.p.A.[2]	444,696
84,768	Buzzi Unicem S.p.A.[2]	895,179
		1,339,875
	JAPAN – 25.8%
523,000	Aozora Bank Ltd.	1,555,822
80,750	Arcs Co., Ltd.	1,620,012
73,800	Azbil Corp.	1,674,722
398,000	Bank of Yokohama Ltd.	2,000,386
78,150	Chiyoda Corp.	1,047,971
312,250	Chugoku Marine Paints Ltd.	1,991,891
93,800	Daiseki Co., Ltd.	1,494,457
404,000	Denki Kagaku Kogyo KK	1,339,881
19,200	Hogy Medical Co., Ltd.	990,261
113,600	Hokuto Corp.	2,282,065
41,200	Horiba Ltd.	1,424,134
68,000	Ibiden Co., Ltd.	1,227,409
34,938	Inaba Denki Sangyo Co., Ltd.	1,072,966
40,700	Japan Petroleum Exploration Co.	1,515,097
51,000	Maruichi Steel Tube Ltd.	1,293,678
50,600	Namco Bandai Holdings, Inc.	1,093,220
65,265	Ryosan Co., Ltd.	1,379,525
310,000	Sankyu, Inc.	1,181,665
157,600	Shinko Plantech Co., Ltd.	1,186,444
321,200	SKY Perfect JSAT Holdings, Inc.	1,727,134
123,200	Star Micronics Co., Ltd.	1,521,015
107,500	Unipres Corp.	2,077,015
		32,696,770
	LUXEMBOURG – 2.5%
123,176	APERAM*	3,204,849

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 5.1%
102,344	Delta Lloyd N.V.	$2,693,473
32,320	Koninklijke DSM N.V.	2,320,821
16,402	Wereldhave N.V. - REIT	1,379,261
		6,393,555
	NORWAY – 7.8%
59,049	Aker A.S.A.	2,000,143
213,472	Austevoll Seafood A.S.A.	1,382,797
221,530	Cermaq A.S.A.	2,618,052
137,169	Petroleum Geo-Services A.S.A.	1,656,135
2,872,586	Vard Holdings Ltd.*	2,219,111
		9,876,238
	PANAMA – 1.2%
60,711	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,561,487

	SINGAPORE – 1.7%
1,117,000	Ascendas India Trust	682,121
2,888,000	Golden Agri-Resources Ltd.	1,408,640
		2,090,761
	SOUTH KOREA – 4.6%
4,389	Dongwon Industries Co., Ltd.	1,378,817
25,033	Fila Korea Ltd.	2,177,941
62,670	Samsung Card Co., Ltd.	2,276,314
		5,833,072
	SWEDEN – 1.8%
110,884	Industrivarden A.B. - C Shares	2,329,869

	SWITZERLAND – 5.5%
14,843	Baloise Holding A.G.	1,807,485
121,183	GAM Holding A.G.	2,207,111
33,049	Pargesa Holding S.A.	2,999,772
		7,014,368
	UNITED KINGDOM – 7.3%
88,063	Bovis Homes Group PLC	1,177,603
477,827	Colt Group S.A.*	1,056,818
268,048	Greggs PLC	2,424,425
295,402	Investec PLC	2,606,450

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
590,748	WM Morrison Supermarkets PLC	$2,005,232
		9,270,528
	TOTAL COMMON STOCKS (Cost $103,474,494)	118,905,534

	SHORT-TERM INVESTMENTS – 5.9%
7,416,557	Fidelity Institutional Money Market Fund, 0.05%[3]	7,416,557

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,416,557)	7,416,557

	TOTAL INVESTMENTS – 99.8% (Cost $110,891,051)	126,322,091
	Other Assets in Excess of Liabilities – 0.2%	228,496

	TOTAL NET ASSETS – 100.0%	$126,550,587

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Canadian security trades in the U.S.
[2]	Company has multiple classes of shares.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Insurance	8.7%
Consumer Products	6.8%
Banking	6.1%
Chemicals	4.9%
Retail Staples	4.8%
Iron & Steel	4.6%
Apparel & Textile Products	4.2%
Asset Management	3.7%
Specialty Finance	3.6%
Machinery	3.6%
Automotive	3.4%
Engineering & Construction Services	3.3%
Real Estate Operating & Services	3.0%
Distribution/Wholesale - Consumer Staples	2.7%
Oil, Gas & Coal	2.5%
Metals & Mining	2.4%
Electrical Equipment	2.3%
Health Care Facilities/Services	2.1%
Design, Manufacturing & Distribution	1.9%
Transportation & Logistics	1.9%
Real Estate Investment Trusts (REIT)	1.9%
Home & Office Products	1.9%
Transportation Equipment	1.8%
Containers & Packaging	1.5%
Media Content	1.4%
Waste & Environment Service Equipment & Facilities	1.2%
Utilities	1.2%
Construction Materials	1.1%
Travel, Lodging & Dining	1.0%
Hardware	1.0%
Renewable Energy	0.9%
Software	0.9%
Telecom	0.8%
Medical Equipment/Devices	0.8%
Total Common Stocks	93.9%
Short-Term Investments	5.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.2%
	CONSUMER DISCRETIONARY – 18.8%
63,540	ARC Document Solutions, Inc.*	$406,656
455	Biglari Holdings, Inc.*	195,204
33,845	hhgregg, Inc.*	291,744
15,260	LeapFrog Enterprises, Inc.*	104,531
5,060	Superior Industries International, Inc.	106,969
13,520	Tropicana Entertainment, Inc.*	240,656
		1,345,760
	CONSUMER STAPLES – 14.8%
12,000	CST Brands, Inc.	391,560
6,750	Susser Holdings Corp.*	522,315
18,720	TravelCenters of America LLC*	141,710
		1,055,585
	ENERGY – 9.7%
9,070	Delek U.S. Holdings, Inc.	290,149
3,250	Gulfport Energy Corp.*	239,428
4,000	Susser Petroleum Partners LP	166,800
		696,377
	FINANCIALS – 26.9%
5,300	Alexander & Baldwin, Inc.	197,743
11,840	CAI International, Inc.*	257,520
4,210	Capital Bank Financial Corp. - Class A*	100,409
8,380	Capital Southwest Corp.	294,138
5,985	Forestar Group, Inc.*	102,044
40,020	Gramercy Property Trust, Inc. - REIT	208,904
14,825	Kennedy-Wilson Holdings, Inc.	323,778
5,720	Popular, Inc.*	176,748
18,140	Trade Street Residential, Inc. - REIT	134,962
9,285	Winthrop Realty Trust - REIT	129,061
		1,925,307
	HEALTH CARE – 4.2%
38,660	Harvard Bioscience, Inc.*	163,145
11,860	Omega Protein Corp.*	134,730
		297,875
	INDUSTRIALS – 7.3%
3,000	ESCO Technologies, Inc.	100,260
10,500	Marten Transport Ltd.	246,330
2,740	Powell Industries, Inc.	173,497
		520,087
	MATERIALS – 16.5%
8,160	Ferro Corp.*	105,917

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
9,380	GrafTech International Ltd.*	$105,150
10,500	Graphic Packaging Holding Co.*	107,730
2,280	H.B. Fuller Co.	105,632
14,220	Intrepid Potash, Inc.*	231,786
8,000	LSB Industries, Inc.*	305,520
9,330	Lydall, Inc.*	218,415
		1,180,150
	TOTAL COMMON STOCKS (Cost $6,986,587)	7,021,141

	SHORT-TERM INVESTMENTS – 4.5%
318,527	Fidelity Institutional Money Market Fund, 0.05%[1]	318,527

	TOTAL SHORT-TERM INVESTMENTS (Cost $318,527)	318,527

	TOTAL INVESTMENTS – 102.7% (Cost $7,305,114)	7,339,668
	Liabilities in Excess of Other Assets – (2.7)%	(190,571)

	TOTAL NET ASSETS – 100.0%	$7,149,097

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Chemicals	15.0%
Retail Staples	14.8%
Oil, Gas & Coal	9.7%
Real Estate Operating & Services	8.7%
Specialty Finance	7.7%
Real Estate Investment Trusts (REIT)	6.6%
Travel, Lodging & Dining	6.1%
Consumer Discretionary Services	5.7%
Retail Discretionary	4.1%
Banking	3.9%
Electrical Equipment	3.8%
Transportation & Logistics	3.4%
Medical Equipment/Devices	2.3%
Biotechnology & Pharmaceuticals	1.9%
Containers & Packaging	1.5%
Automotive	1.5%
Leisure Products	1.5%
Total Common Stocks	98.2%
Short-Term Investments	4.5%
Total Investments	102.7%
Liabilities in Excess of Other Assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 8.1%
	COMMUNICATIONS – 1.1%
16,060	AT&T, Inc.	$573,342
12,610	BCE, Inc.	561,650
		1,134,992
	CONSUMER STAPLES – 1.8%
15,205	Altria Group, Inc.	609,872
10,580	Kraft Foods Group, Inc.	601,579
15,350	Unilever PLC - ADR	686,759
		1,898,210
	ENERGY – 1.2%
7,780	ConocoPhillips	578,132
8,230	Royal Dutch Shell PLC - ADR	696,669
		1,274,801
	FINANCIALS – 1.6%
15,740	Blackstone Group LP	464,802
10,040	Oaktree Capital Group LLC	532,120
14,900	Rayonier, Inc. - REIT	671,990
		1,668,912
	HEALTH CARE – 0.6%
10,790	GlaxoSmithKline PLC - ADR	597,442

	MATERIALS – 0.6%
17,690	Potash Corp. of Saskatchewan, Inc.	639,670

	UTILITIES – 1.2%
7,860	Duke Energy Corp.	585,492
13,770	Southern Co.	631,079
		1,216,571
	TOTAL COMMON STOCKS (Cost $7,118,565)	8,430,598

Principal Amount

	CORPORATE BONDS – 44.4%
	COMMUNICATIONS – 1.3%
$1,200,000	CenturyLink, Inc. 6.450%, 6/15/2021	1,293,000

	CONSUMER DISCRETIONARY – 3.6%
1,500,000	Ingram Micro, Inc. 5.250%, 9/1/2017	1,626,498
1,450,000	L Brands, Inc. 5.625%, 2/15/2022	1,524,312

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$600,000	Vail Resorts, Inc. 6.500%, 5/1/2019[1]	$631,500
		3,782,310
	ENERGY – 6.8%
934,000	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/2021[1]	1,057,970
750,000	Frontier Oil Corp. 6.875%, 11/15/2018[1]	795,000
1,050,000	Peabody Energy Corp. 6.500%, 9/15/2020	1,094,625
1,100,000	QEP Resources, Inc. 6.800%, 4/1/2018	1,199,000
	Range Resources Corp.
700,000	6.750%, 8/1/2020[1]	754,250
500,000	5.750%, 6/1/2021[1]	535,000
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/2019	1,624,000
		7,059,845
	FINANCIALS – 25.8%
2,200,000	Allstate Corp. 5.750%, 8/15/2053[1,2]	2,354,000
1,950,000	American Express Co. 6.800%, 9/1/2066[1,2]	2,152,410
2,750,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	3,114,375
950,000	Charles Schwab Corp. 7.000%, 2/28/2049[1,2]	1,097,583
1,500,000	CIT Group, Inc. 5.000%, 8/1/2023	1,507,500
3,150,000	General Electric Capital Corp. 7.125%, 12/29/2049[1,2]	3,622,500
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	1,357,000
3,700,000	JPMorgan Chase & Co. 7.900%, 4/29/2049[1,2]	4,181,000
1,880,000	Leucadia National Corp. 8.125%, 9/15/2015	2,045,252
1,200,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	1,467,000
1,150,000	SLM Corp. 8.450%, 6/15/2018	1,355,562
1,625,000	Wells Fargo & Co. 7.980%, 3/29/2049[1,2]	1,844,375

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$777,881
		26,876,438
	MATERIALS – 4.9%
1,450,000	Alcoa, Inc. 5.400%, 4/15/2021[1]	1,531,680
1,125,000	ArcelorMittal 6.125%, 6/1/2018	1,233,281
1,450,000	Ball Corp. 5.750%, 5/15/2021[1]	1,542,437
715,000	Owens Corning 6.500%, 12/1/2016	787,342
		5,094,740
	UTILITIES – 2.0%
1,955,000	Southern California Edison Co. 6.250%, 8/29/2049[1,2]	2,091,850

	TOTAL CORPORATE BONDS (Cost $44,856,360)	46,198,183

Number of Shares

	MUTUAL FUNDS – 1.3%
50,530	PIMCO Corporate & Income Strategy Fund	841,830
35,630	Wells Fargo Advantage Multi-Sector Income Fund	526,255

	TOTAL MUTUAL FUNDS (Cost $1,260,173)	1,368,085

	PREFERRED STOCKS – 43.2%
	COMMUNICATIONS – 2.1%
	Telephone & Data Systems, Inc.
31,000	6.875%, 11/15/2015[1]	780,890
55,400	7.000%, 3/15/2016[1]	1,419,348
		2,200,238
	FINANCIALS – 38.4%
	Affiliated Managers Group, Inc.
40,000	5.250%, 10/15/2015[1]	1,031,600
62,150	6.375%, 8/15/2017[1]	1,543,185
45,000	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/2017[1]	1,137,150
44,000	American Financial Group, Inc. 6.375%, 6/12/2017[1]	1,154,560

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
28,288	Ameriprise Financial, Inc. 7.750%, 6/15/2014[1]	$724,456
29,000	Associated Banc-Corp 8.000%, 9/15/2016[1]	812,000
50,000	Capital One Financial Corp. 6.000%, 9/1/2017[1]	1,200,500
30,000	Charles Schwab Corp. 6.000%, 9/1/2017[1]	760,200
45,000	Citigroup Capital XIII 7.875%, 10/30/2015[1,2]	1,226,700
40,000	Citigroup, Inc. 6.875%, 2/12/2019[1]	1,012,800
50,000	CommonWealth REIT 7.500%, 11/15/2014[1]	1,038,500
45,000	Discover Financial Services 6.500%, 12/1/2017[1]	1,134,000
40,000	Fifth Third Bancorp 6.625%, 12/31/2023[1,2]	1,062,400
	Goldman Sachs Group, Inc.
50,000	5.500%, 5/10/2023[1,2]	1,181,500
27,500	6.500%, 11/1/2016[1]	729,850
12,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	369,149
53,647	HSBC USA, Inc. 6.500%, N/A1,4	1,367,462
40,000	MetLife, Inc. 6.500%, N/A1,4	1,016,800
65,760	Morgan Stanley Capital Trust IV 6.250%, 4/1/2033[1]	1,663,070
30,000	Morgan Stanley Capital Trust VI 6.600%, 2/1/2046[1]	757,500
89,880	PNC Financial Services Group, Inc. 6.125%, 5/1/2022[1,2]	2,414,177
13,213	Post Properties, Inc. 8.500%, 10/1/2026[1]	789,014
50,000	PS Business Parks, Inc. 6.875%, 10/15/2015[1]	1,280,550
	Public Storage
14,000	6.500%, 4/14/2016[1]	365,540
57,000	6.875%, 4/15/2015[1]	1,500,810
53,600	Raymond James Financial, Inc. 6.900%, 3/15/2017[1]	1,408,072
	SLM Corp.
20,000	3.579%,3/15/2017 [2]	495,200

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
10,000	3.629%, 1/16/2018[2]	$242,400
70,000	Stifel Financial Corp. 6.700%, 1/15/2015[1]	1,842,400
116,900	U.S. Bancorp 6.000%, 4/15/2017[1,2]	3,238,130
45,993	Vornado Realty Trust 6.875%, 4/20/2016[1]	1,195,358
73,265	Wells Fargo & Co. 8.000%, 12/15/2017[1]	2,163,515
	Zions Bancorporation
42,000	6.300%, 3/15/2023[1,2]	1,059,660
43,250	6.950%, 9/15/2023[1,2]	1,148,288
		40,066,496
	MATERIALS – 1.6%
60,000	CHS, Inc. 7.100%, 3/31/2024[1,2]	1,657,200

	UTILITIES – 1.1%
43,050	Dominion Resources, Inc. 8.375%, 6/15/2014[1]	1,097,775

	TOTAL PREFERRED STOCKS (Cost $43,935,903)	45,021,709

	SHORT-TERM INVESTMENTS – 4.3%
4,526,811	Fidelity Institutional Money Market Fund, 0.05%[3]	4,526,811

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,526,811)	4,526,811

	TOTAL INVESTMENTS – 101.3% (Cost $101,697,812)	105,545,386
	Liabilities in Excess of Other Assets – (1.3)%	(1,306,425)

	TOTAL NET ASSETS – 100.0%	$104,238,961

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	25.8%
Energy	6.8%
Materials	4.9%
Consumer Discretionary	3.6%
Utilities	2.0%
Communications	1.3%
Total Corporate Bonds	44.4%
Preferred Stocks
Financials	38.4%
Communications	2.1%
Materials	1.6%
Utilities	1.1%
Total Preferred Stocks	43.2%
Common Stocks
Consumer Staples	1.8%
Financials	1.6%
Energy	1.2%
Utilities	1.2%
Communications	1.1%
Materials	0.6%
Health Care	0.6%
Total Common Stocks	8.1%
Short-Term Investments	4.3%
Mutual Funds	1.3%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

	All Cap	Emerging Markets	Global	International
	Value	Opportunities	Value	All Cap Value
	Fund	Fund	Fund	Fund
Assets:
Investments, at cost	$47,621,427	$12,817,350	$20,803,093	$1,322,126
Foreign currency, at cost	-	22,997	-	-
Investments, at value	$60,011,263	$13,243,100	$22,508,816	$1,510,090
Foreign currency, at value	-	23,159	-	-
Receivables:
Investment securities sold	-	-	84,935	-
Fund shares sold	6,066	-	1,179	-
Dividends and interest	24,187	51,256	74,398	11,854
Due from Advisor	-	-	-	16,333
Prepaid expenses	329	19,405	8,078	9,529
Prepaid offering costs	-	9,390	-	-
Total assets	60,041,845	13,346,310	22,677,406	1,547,806

Liabilities:
Payables:
Investment securities purchased	119,837	61,788	112,826	-
Fund shares redeemed	-	-	-	-
Advisory fees	31,846	-	2,503	-
Auditing fees	8,333	7,891	8,332	8,332
Administration fees	5,992	3,452	4,468	4,346
Fund accounting fees	4,419	4,601	2,545	6,596
Transfer agent fees and expenses	3,773	3,293	3,396	3,603
Custody fees	1,495	2,493	450	5,369
Chief Compliance Officer fees	426	725	170	258
Offering costs - Advisor	-	9,523	-	-
Offering costs - Others	-	793	-	-
Shareholder servicing fees (Note 7)	-	-	-	-
Other accrued expenses	8,481	5,621	16	3,401
Total liabilities	184,602	100,180	134,706	31,905

Net Assets	$59,857,243	$13,246,130	$22,542,700	$1,515,901

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$44,306,189	$12,691,383	$19,395,067	$1,275,708
Accumulated net investment income (loss)	55,552	21,696	8,147	1,812
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,105,666	107,118	1,432,769	50,234
Net unrealized appreciation (depreciation) on:
Investments	12,389,836	425,750	1,705,723	187,964
Foreign currency translations	-	183	994	183
Net Assets	$59,857,243	$13,246,130	$22,542,700	$1,515,901

Number of shares issued and outstanding	3,681,467	1,282,430	1,682,431	140,563
Net asset value per share	$16.26	$10.33	$13.40	$10.78

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2014 (Unaudited)

	International	Small Company	Strategic
	Small Cap Value	Opportunities	Income
	Fund	Fund	Fund
Assets:
Investments, at cost	$110,891,051	$7,305,114	$101,697,812
Foreign currency, at cost	-	-	-
Investments, at value	$126,322,091	$7,339,668	$105,545,386
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	1,414	123,516	-
Fund shares sold	56,199	-	-
Dividends and interest	749,495	281	827,036
Due from Advisor	-	4,387	-
Prepaid expenses	55,753	19,387	15,667
Prepaid offering costs	-	9,390	-
Total assets	127,184,952	7,496,629	106,388,089

Liabilities:
Payables:
Investment securities purchased	416,403	315,782	2,046,689
Fund shares redeemed	32,047	-	-
Advisory fees	81,310	-	53,902
Auditing fees	8,332	7,891	8,379
Administration fees	11,567	2,466	9,963
Fund accounting fees	11,290	3,122	11,918
Transfer agent fees and expenses	6,953	8,954	5,535
Custody fees	10,640	1,503	7,234
Chief Compliance Officer fees	141	725	939
Offering costs - Advisor	-	-	-
Offering costs - Others	-	1,445	-
Shareholder servicing fees (Note 7)	52,404	-	-
Other accrued expenses	3,278	5,644	4,569
Total liabilities	634,365	347,532	2,149,128

Net Assets	$126,550,587	$7,149,097	$104,238,961

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$105,661,296	$6,957,198	$100,473,568
Accumulated net investment income (loss)	(582,602)	(10,088)	156,050
Accumulated net realized gain (loss) on investments and foreign currency transactions	6,035,021	167,433	(238,231)
Net unrealized appreciation (depreciation) on:
Investments	15,431,040	34,554	3,847,574
Foreign currency translations	5,832	-	-
Net Assets	$126,550,587	$7,149,097	$104,238,961

Shares of beneficial interest issued and outstanding		680,350	10,534,279
Net asset value per share		$10.51	$9.90

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$89,731,599
Shares of beneficial interest issued and outstanding	6,969,769
Net asset value per share	$12.87

Class I shares:
Net assets applicable to shares outstanding	$36,818,988
Shares of beneficial interest issued and outstanding	2,854,059
Net asset value per share	$12.90

 See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

	All Cap	Emerging Markets	Global	International
	Value	Opportunities	Value	All Cap Value
	Fund	Fund*	Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $7,979, $18,007 and $2,716, respectively)	$440,990	$104,464	$238,042	$23,752
Interest	289	208	81	9
Total investment income	441,279	104,672	238,123	23,761

Expenses:
Advisory fees	238,656	55,834	94,584	6,598
Administration fees	25,305	10,741	18,810	18,833
Fund accounting fees	22,407	16,767	29,936	28,712
Transfer agent fees and expenses	11,744	9,852	9,268	9,521
Registration fees	11,661	11,000	11,405	11,405
Auditing fees	8,331	7,891	8,331	8,331
Custody fees	6,049	21,779	11,221	14,281
Legal fees	5,788	4,192	6,037	5,871
Miscellaneous	3,472	3,699	2,480	2,480
Trustees' fees and expenses	2,579	2,959	2,079	2,579
Chief Compliance Officer fees	1,736	1,726	1,856	1,856
Shareholder reporting fees	1,488	2,432	1,976	1,736
Insurance fees	695	592	644	595
Offering costs	-	9,135	-	-
Shareholder servicing fees (Note 7)	-	-	-	-

Total expenses	339,911	158,599	198,627	112,798
Advisory fees waived	(34,677)	(55,834)	(69,562)	(6,598)
Other expenses absorbed	-	(27,108)	-	(97,193)
Net expenses	305,234	75,657	129,065	9,007
Net investment income	136,045	29,015	109,058	14,754

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	3,105,690	136,055	1,447,908	60,413
Foreign currency transactions	-	(28,937)	5,754	(801)
Net realized gain	3,105,690	107,118	1,453,662	59,612
Net change in unrealized appreciation/depreciation on:
Investments	138,994	425,750	(605,552)	(10,313)
Foreign currency translations	-	183	1,291	94
Net change in unrealized appreciation/depreciation	138,994	425,933	(604,261)	(10,219)
Net realized and unrealized gain on investments and foreign currency	3,244,684	533,051	849,401	49,393

Net Increase in Net Assets from Operations	$3,380,729	$562,066	$958,459	$64,147

*   The Fund commenced operations November 1, 2013

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

	International	Small Company	Strategic
	Small Cap	Opportunities	Income
	Value Fund	Fund*	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $203,036, $0 and $2,920, respectively)	$1,407,908	$32,170	$1,770,312
Interest	1,227	100	1,221,503
Total investment income	1,409,135	32,270	2,991,815

Expenses:
Advisory fees	553,102	21,878	362,743
Administration fees	53,075	9,754	43,886
Fund accounting fees	51,410	8,384	31,100
Transfer agent fees and expenses	21,421	15,387	15,273
Registration fees	19,151	11,000	11,405
Auditing fees	8,331	7,891	8,431
Custody fees	26,037	5,741	6,075
Legal fees	9,756	4,192	10,474
Miscellaneous	7,963	3,699	7,092
Trustees' fees and expenses	2,579	2,959	2,579
Chief Compliance Officer fees	1,857	1,726	2,385
Shareholder reporting fees	3,472	2,466	3,471
Insurance fees	744	592	458
Offering costs	-	9,135	4,648
Shareholder servicing fees (Note 7)	52,404	-	-

Total expenses	811,302	104,804	510,020
Advisory fees waived	(58,819)	(21,878)	(43,680)
Other expenses absorbed	-	(52,589)	-
Net expenses	752,483	30,337	466,340
Net investment income	656,652	1,933	2,525,475

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	6,222,467	167,433	(239,854)
Foreign currency transactions	(36,675)	-	-
Net realized gain (loss)	6,185,792	167,433	(239,854)
Net change in unrealized appreciation/depreciation on:
Investments	(83,261)	34,554	3,177,805
Foreign currency translations	134	-	-
Net change in unrealized appreciation/depreciation	(83,127)	34,554	3,177,805
Net realized and unrealized gain on investments and foreign currency	6,102,665	201,987	2,937,951

Net Increase in Net Assets from Operations	$6,759,317	$203,920	$5,463,426

*	The Fund commenced operations November 1, 2013.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$136,045	$256,839
Net realized gain on:
Investments	3,105,690	3,222,919
Net change in unrealized appreciation/depreciation on:
Investments	138,994	7,480,106
Net increase in net assets resulting from operations	3,380,729	10,959,864

Distributions to Shareholders:
From net investment income	(185,294)	(331,998)
From net realized gains	(2,861,639)	-
Total distributions to shareholders	(3,046,933)	(331,998)

Capital Transactions:
Proceeds from shares sold	4,744,198	10,929,159
Reinvestment of distributions	2,011,487	257,149
Cost of shares redeemed[1]	(3,841,496)	(1,957,233)
Net increase in net assets from capital transactions	2,914,189	9,229,075

Total increase in net assets	3,247,985	19,856,941

Net Assets:
Beginning of period	56,609,258	36,752,317
End of period	$59,857,243	$56,609,258

Accumulated net investment income	$55,552	$104,801

Capital Share Transactions:
Shares sold	301,794	742,902
Shares issued on reinvestment	127,552	19,903
Shares redeemed	(237,306)	(135,194)
Net increase in capital share transactions	192,040	627,611

[1]	Net of redemption fee proceeds of $4,802 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 1, 2013* through
April 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$29,015
Net realized gain (loss) on:
Investments	136,055
Foreign currency transactions	(28,937)
Net change in unrealized appreciation/depreciation on:
Investments	425,750
Foreign currency translations	183
Net increase in net assets resulting from operations	562,066

Distributions to Shareholders:
From net investment income	(7,319)
Total distributions to shareholders	(7,319)

Capital Transactions:
Proceeds from shares sold	12,684,767
Reinvestment of distributions	7,319
Cost of shares redeemed[1]	(703)
Net increase in net assets from capital transactions	12,691,383

Total increase in net assets	13,246,130

Net Assets:
Beginning of period	-
End of period	$13,246,130

Accumulated net investment income	$21,696

Capital Share Transactions:
Shares sold	1,281,751
Shares issued on reinvestment	751
Shares redeemed	(72)
Net increase in capital share transactions	1,282,430

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$109,058	$142,841
Net realized gain on:
Investments	1,447,908	2,141,791
Foreign currency transactions	5,754	5,284
Net change in unrealized appreciation/depreciation on:
Investments	(605,552)	1,652,761
Foreign currency translations	1,291	257
Net increase in net assets resulting from operations	958,459	3,942,934

Distributions to Shareholders:
From net investment income	(261,273)	(166,598)
From net realized gains	(1,830,090)	-
Total distributions to shareholders	(2,091,363)	(166,598)

Capital Transactions:
Proceeds from shares sold	3,446,445	7,315,849
Reinvestment of distributions	978,480	148,465
Cost of shares redeemed[1]	(3,067,755)	(865,398)
Net increase in net assets from capital transactions	1,357,170	6,598,916

Total increase in net assets	224,266	10,375,252

Net Assets:
Beginning of period	22,318,434	11,943,182
End of period	$22,542,700	$22,318,434

Accumulated net investment income	$8,147	$160,362

Capital Share Transactions:
Shares sold	265,559	580,371
Shares issued on reinvestment	75,851	12,788
Shares redeemed	(228,490)	(67,232)
Net increase in capital share transactions	112,920	525,927

[1]	Net of redemption fee proceeds of $6,549 and $210, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$14,754	$28,931
Net realized gain (loss) on:
Investments	60,413	97,307
Foreign currency transactions	(801)	512
Net change in unrealized appreciation/depreciation on:
Investments	(10,313)	252,829
Foreign currency translations	94	179
Net increase in net assets resulting from operations	64,147	379,758

Distributions to Shareholders:
From net investment income	(55,143)	(40,300)
From net realized gains	(8,426)	-
Total distributions to shareholders	(63,569)	(40,300)

Capital Transactions:
Proceeds from shares sold	8,963	38,899
Reinvestment of distributions	61,849	34,449
Cost of shares redeemed[1]	(286,153)	(301,611)
Net decrease in net assets from capital transactions	(215,341)	(228,263)

Total increase (decrease) in net assets	(214,763)	111,195

Net Assets:
Beginning of period	1,730,664	1,619,469
End of period	$1,515,901	$1,730,664

Accumulated net investment income	$1,812	$42,201

Capital Share Transactions:
Shares sold	845	3,935
Shares issued on reinvestment	6,148	3,832
Shares redeemed	(27,377)	(30,536)
Net decrease in capital share transactions	(20,384)	(22,769)

[1]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended April 30, 2014	For the Year Ended
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$656,652	$1,162,033
Net realized gain (loss) on:
Investments	6,222,467	5,128,199
Foreign currency transactions	(36,675)	(59,116)
Net change in unrealized appreciation/depreciation on:
Investments	(83,261)	13,491,440
Foreign currency translations	134	9,947
Net increase in net assets resulting from operations	6,759,317	19,732,503

Distributions to Shareholders:
From net investment income
Investor Class	(2,673,455)	(980,416)
From net realized gains
Investor Class	(4,331,669)	(409,084)
Total distributions to shareholders	(7,005,124)	(1,389,500)

Proceeds from shares sold
Investor Class	8,528,443	49,754,480
Class I	36,760,275	-
Reinvestment of distributions
Investor Class	6,733,647	1,300,483
Cost of shares redeemed[1]
Investor Class	(40,605,406)	(2,666,024)
Net increase in net assets from capital transactions	11,416,959	48,388,939

Total increase in net assets	11,171,152	66,731,942

Net Assets:
Beginning of period	115,379,435	48,647,493
End of period	$126,550,587	$115,379,435

Accumulated net investment income (loss)	$(582,602)	$1,434,201

Capital Share Transactions:
Shares sold
Investor Class	678,285	4,350,632
Class I	2,854,059	-
Shares issued on reinvestment
Investor Class	560,203	121,088
Shares redeemed
Investor Class	(3,159,586)	(220,894)
Net increase in capital share transactions	932,961	4,250,826

[1]	Net of redemption fee proceeds of $50 and $0 for the six months ended April 30, 2014 and $7,033 and $0 for the year ended October 31, 2013 for Investor Class and Class I, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 1, 2013* through
April 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,933
Net realized gain on:
Investments	167,433
Net change in unrealized appreciation/depreciation on:
Investments	34,554
Net increase in net assets resulting from operations	203,920

Distributions to Shareholders:
From net investment income	(12,021)
Total distributions to shareholders	(12,021)

Capital Transactions:
Proceeds from shares sold	6,945,177
Reinvestment of distributions	12,021
Cost of shares redeemed[1]	-
Net increase in net assets from capital transactions	6,957,198

Total increase in net assets	7,149,097

Net Assets:
Beginning of period	-
End of period	$7,149,097

Accumulated net investment loss	$(10,088)

Capital Share Transactions:
Shares sold	679,205
Shares issued on reinvestment	1,145
Net increase in capital share transactions	680,350

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended April 30, 2014	December 31, 2012* through
	(Unaudited)	October 31, 2013
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,525,475	$4,601,035
Net realized gain (loss) on:
Investments	(239,854)	1,592,938
Net change in unrealized appreciation/depreciation on:
Investments	3,177,805	(4,833,278)
Net increase in net assets resulting from operations	5,463,426	1,360,695

Distributions to Shareholders:
From net investment income	(2,396,469)	(4,504,240)
From net realized gains	(811,193)	(865,876)
Total distributions to shareholders	(3,207,662)	(5,370,116)

Capital Transactions:
Proceeds from shares sold	689,520	7,839,290
Issued in connection with reorganization of private fund (Note 1)	-	116,694,966
Reinvestment of distributions	3,091,408	5,101,103
Cost of shares redeemed[1]	(12,714,694)	(14,708,975)
Net increase (decrease) in net assets from capital transactions	(8,933,766)	114,926,384

Total increase (decrease) in net assets	(6,678,002)	110,916,963

Net Assets:
Beginning of period	110,916,963	-
End of period	$104,238,961	$110,916,963

Accumulated net investment income	$156,050	$27,044

Capital Share Transactions:
Shares sold	71,473	770,222
Shares issued in connection with reorganization of private fund (Note 1)	-	11,669,376
Shares issued on reinvestment	321,096	513,335
Shares redeemed	(1,322,206)	(1,489,017)
Net increase (decrease) in capital share transactions	(929,637)	11,463,916

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $1,748 and $1,330, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April		For the Year Ended		For the Year Ended		For the Year Ended		For the Period November 16, 2009* through
	30, 2014(Unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$16.22		$12.84		$11.70		$11.16		$10.00
Income from investment operations:
Net investment income	0.04	[1]	0.08	[1]	0.12	[1]	0.08	[1]	0.02
Net realized and unrealized gain on investments	0.89		3.42		1.09		0.75		1.14
Total from investment operations	0.93		3.50		1.21		0.83		1.16

Less distributions:
From net investment income	(0.05)		(0.12)		(0.06)		(0.03)		-
From net realized gain	(0.84)		-		(0.01)		(0.26)		-
Total distributions	(0.89)		(0.12)		(0.07)		(0.29)		-

Redemption fee proceeds	-	[2]	-		-	[2]	-		-

Net asset value, end of period	$16.26		$16.22		$12.84		$11.70		$11.16

Total return[3]	5.91%	[4]	27.46%		10.32%		7.45%		11.60%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$59.9		$56.6		$36.8		$32.0		$8.6

Ratio of expenses to average net assets: [6]
Before fees waived and expenses absorbed	1.19%	[5]	1.43%		1.51%		2.09%		4.57%	[5]
After fees waived and expenses absorbed	1.07%	[5]	1.20%		1.20%		1.20%		1.20%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.36%	[5]	0.33%		0.69%		(0.24%)		(3.07%)	[5]
After fees waived and expenses absorbed	0.48%	[5]	0.56%		1.00%		0.65%		0.30%	[5]
Portfolio turnover rate	22%	[4]	40%		20%		18%		35%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Cap Value Fund to 1.20%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Emerging Markets Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	November 1,
	2013* through April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.03
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.34

Less distributions:
From net investment income	(0.01)
Total distributions	(0.01)

Redemption fee proceeds	-

Net asset value, end of period	$10.33

Total return[2]	3.37%	[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$13,246

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.82%	[4]
After fees waived and expenses absorbed	1.35%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.96%)	[4]
After fees waived and expenses absorbed	0.51%	[4]

Portfolio turnover rate	34%	[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Global Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April		For the Year Ended		For the Year Ended		For the Year Ended		For the Period July 30, 2010* through
	30, 2014 (Unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$14.22		$11.44		$10.52		$10.58		$10.00
Income from investment operations:
Net investment income	0.07	[1]	0.11	[1]	0.12	[1]	0.11	[1]	0.01
Net realized and unrealized gain on investments	0.48		2.83		0.93		0.01		0.57
Total from investment operations	0.55		2.94		1.05		0.12		0.58

Less distributions:
From net investment income	(0.17)		(0.16)		(0.13)		(0.18)		-
From net realized gain	(1.20)		-		-		-		-
Total distributions	(1.37)		(0.16)		(0.13)		(0.18)		-

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$13.40		$14.22		$11.44		$10.52		$10.58

Total return[3]	4.23%	[4]	26.00%		10.10%		1.06%		5.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$22.5		$22.3		$11.9		$9.6		$7.2

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	1.82%	[5]	2.05%		2.53%		2.93%		5.29%	[5]
After fees waived and expenses absorbed	1.18%	[5]	1.35%		1.35%		1.35%		1.35%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.36%	[5]	0.13%		(0.05%)		(0.62%)		(3.43%)	[5]
After fees waived and expenses absorbed	1.00%	[5]	0.83%		1.13%		0.96%		0.51%	[5]
Portfolio turnover rate	41%	[4]	93%		37%		76%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Reseach Funds
Advisory Research International All Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April		For the Year Ended	For the Year Ended	For the Period May 2, 2011* through
	30, 2014(Unaudited)		October 31, 2013	October 31, 2012	October 31, 2011
Net asset value, beginning of period	$10.75		$8.82	$8.16	$10.00
Income from investment operations:
Net investment income[1]	0.10		0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.40		1.99	0.55	(1.90)
Total from investment operations	0.50		2.15	0.73	(1.84)

Less distributions:
From net investment income	(0.41)		(0.22)	(0.07)	-
From net realized gain	(0.06)		-	-	-
Total distributions	(0.47)		(0.22)	(0.07)	-

Redemption fee proceeds	-		-	-	-

Net asset value, end of period	$10.78		$10.75	$8.82	$8.16

Total return[2]	4.95%	[3]	24.86%	9.04%	(18.40%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1.5		$1.7	$1.6	$1.3

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	14.93%	[4]	12.27%	15.41%	22.47%	[4]
After fees waived and expenses absorbed	1.19%	[4]	1.35%	1.35%	1.35%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.79%)	[4]	(9.23%)	(11.84%)	(19.68%)	[4]
After fees waived and expenses absorbed	1.95%	[4]	1.69%	2.22%	1.44%	[4]
Portfolio turnover rate	25%	[3]	65%	37%	8%	[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the International All Cap Value Fund to 1.35%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

See accompanying Notes to Financial Statements.

Advisory Reseach Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Year Ended		For the Year Ended		For the Year Ended		For the Period March 31, 2010* through
	April 30, 2014 (Unaudited)		October 31, 2013		October 31, 2012		October 31, 2011		October 31, 2010
Net asset value, beginning of period	$12.98		$10.48		$10.02		$10.51		$10.00
Income from investment operations
Net investment income	0.07	[1]	0.17	[1]	0.18	[1]	0.15	[1]	0.03
Net realized and unrealized gain (loss) on investments	0.61		2.63		0.66		(0.24)		0.48
Total from investment operations	0.68		2.80		0.84		(0.09)		0.51

Less Distributions:
From net investment income	(0.30)		(0.21)		(0.20)		(0.33)		-
From net realized gain	(0.49)		(0.09)		(0.18)		(0.07)		-
Total distributions	(0.79)		(0.30)		(0.38)		(0.40)		-

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$12.87		$12.98		$10.48		$10.02		$10.51

Total return[3]	5.63%	[4]	27.30%		9.03%		(1.02%)		5.10%	[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$89.8		$115.4		$48.6		$30.4		$23.5

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	1.38%	[5]	1.42%		1.61%		1.84%		2.58%	[5]
After fees waived and expenses absorbed	1.28%	[5]	1.28%		1.35%		1.35%		1.35%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.95%	[5]	1.30%		1.55%		0.85%		(0.43%)	[5]
After fees waived and expenses absorbed	1.05%	[5]	1.44%		1.81%		1.34%		0.80%	[5]
Portfolio turnover rate	25%	[4]	40%		31%		30%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%.
For the period April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%.
Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.

See accompanying Notes to Financial Statements.

Advisory Reseach Funds
Advisory Research International Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 31, 2013* through
	April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$12.44
Income from investment operations
Net investment income[1]	0.07
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.46

Redemption fee proceeds	-

Net asset value, end of period	$12.90

Total return[2]	3.70%	[3]

Ratios and Supplemental Data
Net assets, end of period (millions)	$36.8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.25%	[4]
After fees waived and expenses absorbed	1.15%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.62%	[4]
After fees waived and expenses absorbed	1.72%	[4]
Portfolio turnover rate	25%	[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Small Company Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	November 1, 2013* through
	April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	-	[1]
Net realized and unrealized gain on investments	0.54
Total from investment operations	0.54

Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)

Redemption fee proceeds	-

Net asset value, end of period	$10.51

Total return[2]	5.38%	[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$7.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.80%	[4]
After fees waived and expenses absorbed	1.10%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.63%)	[4]
After fees waived and expenses absorbed	0.07%	[4]
Portfolio turnover rate	156%	[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
Advisory Research Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six		For the Period
	Months Ended April 30, 2014		December 31, 2012* through
	(Unaudited)		October 31, 2013
Net asset value, beginning of period	$9.68		$10.00
Income from investment operations:
Net investment income[1]	0.23		0.39
Net realized and unrealized gain (loss) on investments	0.28		(0.26)
Total from investment operations	0.51		0.13

Less distributions:
From net investment income	(0.22)		(0.38)
From net realized gain	(0.07)		(0.07)
Total distributions	(0.29)		(0.45)

Redemption fee proceeds	-	[2]	-	[2]

Net asset value, end of period	$9.90		$9.68

Total return[3]	5.46%	[4]	1.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$104.2		$110.9

Ratio of expenses to average net assets:
Before fees waived	0.98%	[5]	1.00%	[5]
After fees waived	0.90%	[5]	0.90%	[5]
Ratio of net investment income to average net assets:
Before fees waived	4.79%	[5]	4.52%	[5]
After fees waived	4.87%	[5]	4.62%	[5]
Portfolio turnover rate	11%	[4]	68%	[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund, Global Value Fund, International Small Cap Value Fund and Strategic Income Fund are diversified funds.  The Emerging Markets Opportunities Fund, International All Cap Value Fund and Small Company Opportunities Fund are non-diversified funds.  The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation.  The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Global Value Fund commenced operations on July 30, 2010, prior to which its only activity was the receipt of a $50,000 investment from a portfolio manager of the Fund and a $4,674,017 transfer of shares of the Global Value Fund in exchange for the net assets of the Advisory Research Global All Cap Fund LP, a Delaware limited partnership (the “Global Partnership”).  This exchange was nontaxable, whereby the Global Value Fund issued 467,402 shares for the net assets of the Global Partnership with a fair value of $4,674,017 (identified cost of investment transferred $4,722,168) on July 30, 2010.  For financial reporting purposes, assets received and shares issued by Global Value Fund were recorded at fair value; however, the cost basis of the investments received from the Global Partnership was carried forward to align ongoing reporting of the Global Value Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.  The Global Value Fund assumed $8,226 in net liabilities as part of this exchange.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”).  This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012.  The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund.  For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Strategic Income Fund incurred offering costs of approximately $26,982, which are amortized over one-year period from December 31, 2012 (commencement of operations). The Emerging Markets Opportunities Fund and Small Company Opportunities Fund incurred offering costs of approximately $18,525 and $18,525, respectively, which are being amortized over a one-year period from November 1, 2013 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

	Annual Advisory Fee effective January 1, 2014	Annual Advisory Fee prior to January 1, 2014
All Cap Value Fund	0.75%	1.00%
Emerging Markets Opportunities Fund	1.00%	1.00%
Global Value Fund	0.80%	1.00%
International All Cap Value Fund	0.80%	1.00%
International Small Cap Value Fund	0.90%	1.00%
Small Company Opportunities Fund	0.80%	0.80%
Strategic Income Fund	0.70%	0.70%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses)  do not exceed the following levels through February 28, 2015:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

	Expense Limit as a % of average daily net assets effective January 1, 2014	Expense Limit as a % of average daily net assets prior to January 1, 2014
All Cap Value Fund	1.00%	1.20%
Emerging Markets Opportunities Fund	1.35%	1.35%
Global Value Fund	1.10%	1.35%
International All Cap Value Fund	1.10%	1.35%
International Small Cap Value Fund- Investor Class	1.30%	1.25%
International Small Cap Value Fund- Class I	1.15%	1.15%
Small Company Opportunities Fund	1.10%	1.10%
Strategic Income Fund	0.90%	0.90%

The Advisor waived fees and absorbed other expenses of $34,677 from the All Cap Value Fund, $82,942 from the Emerging Markets Opportunities Fund, $69,562 from the Global Value Fund,  $103,791 from the International All Cap Value Fund, $58,819 from the International Small Cap Value Fund, $74,467 from the Small Company Opportunities Fund and $43,680 from the Strategic Income Fund for the six months ended April 30, 2014.  The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
2014	$130,836	$-	$161,568	$108,690
2015	109,215	-	127,905	185,923
2016	103,630	-	120,386	186,778
2017	34,677	82,942	69,562	103,791
Total	$378,358	$82,942	$479,421	$585,182

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
2014	$148,466	$-	$-
2015	100,922	-	-
2016	113,951	-	99,739
2017	58,819	74,467	43,680
Total	$422,158	$74,467	$143,419

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2014, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2014 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of investments	$47,621,427	$12,817,350	$20,823,266	$1,331,503

Gross unrealized appreciation	$12,669,244	$1,030,580	$2,332,761	$218,304
Gross unrealized depreciation	(279,408)	(604,830)	(647,211)	(39,717)
Net unrealized appreciation/(depreciation)	$12,389,836	$425,750	$1,685,550	$178,587

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$110,945,900	$7,305,114	$101,697,812

Gross unrealized appreciation	$18,979,774	$380,294	$4,588,444
Gross unrealized depreciation	(3,603,583)	(345,740)	(740,870)
Net unrealized appreciation/(depreciation)	$15,376,191	$34,554	$3,847,574

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Global	International	International	Strategic
	All Cap	Value	All Cap	Small Cap	Income
	Value Fund	Fund	Value Fund	Value Fund	Fund

Undistributed ordinary income	$286,194	$629,130	$54,402	$4,379,241	$-
Undistributed long-term capital gains	2,680,222	1,436,120	8,425	2,623,858	811,160
Tax accumulated earnings	2,966,416	2,065,250	62,827	7,003,099	811,160

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Accumulated capital and other losses	-	-	-	-	-
Unrealized appreciation (depreciation) on investments	12,250,842	2,215,584	176,699	14,126,301	698,469
Unrealized appreciation (depreciation) on foreign currency translations	-	(297)	89	5,698	-
Total accumulated earnings	$15,217,258	$4,280,537	$239,615	$21,135,098	$1,509,629

The tax character of distributions paid during the fiscal periods ended October 31, 2013 and fiscal year ended 2012 were as follows:

	All Cap Value Fund		Global Value Fund

	2013	2012	2013	2012

Distributions paid from:
Ordinary income	$331,998	$151,201	$166,598	$115,276
Net long-term capital gains	-	18,119	-	-
Total distributions paid	$331,998	$169,320	$166,598	$115,276

	International All Cap Value Fund		International Small Cap Value Fund

	2013	2013	2013	2012

Distributions paid from:
Ordinary income	$40,300	$10,530	$980,416	$951,567
Net long-term capital gains	-	-	409,084	216,046
Total distributions paid	$40,300	$10,530	$1,389,500	$1,167,613

Strategic Income Fund
2013
Distributions paid from:
Ordinary income	$4,504,240
Net long-term capital gains	865,876
Total distributions paid	$5,370,116

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2013, the All Cap Value Fund, Global Value Fund and International All Cap Value Fund utilized $396,382, $228,953 and $76,200 of their capital loss carryforwards, respectively.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2014, the All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund, Small Company Opportunities Fund and Strategic Income Fund received $4,802, $0, $6,549, $0, $50, $0 and $1,748, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$13,874,332	$12,556,042
Emerging Markets Opportunities Fund	15,344,351	3,270,841
Global Value Fund	8,871,605	9,644,781
International All Cap Value Fund	380,700	670,227
International Small Cap Value Fund	31,017,999	28,166,133
Small Company Opportunities Fund	14,140,375	7,321,221
Strategic Income Fund	10,770,379	18,918,487

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$58,956,448	$-	$-	$58,956,448
Short-Term Investments	1,054,815	-	-	1,054,815
Total Investments	$60,011,263	$-	$-	$60,011,263

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$147,296	$-	$147,296
Consumer Discretionary	1,037,419	2,018,218	-	3,055,637
Consumer Staples	508,443	1,154,121	-	1,662,564
Energy	172,901	543,495	-	716,396
Financials	1,214,513	2,058,864	-	3,273,377
Health Care	285,628	338,494	-	624,122
Industrials	96,893	518,639	-	615,532
Materials	450,787	1,300,730	-	1,751,517
Technology	279,604	345,435	-	625,039
Utilities	-	163,835	-	163,835
Total Common Stocks	4,046,188	8,589,127	-	12,635,315
Short-Term Investments	607,785	-	-	607,785
Total Investments	$4,653,973	$8,589,127	$-	$13,243,100

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$880,909	$182,502	$-	$1,063,411
Consumer Discretionary	1,635,125	1,230,036	-	2,865,161
Consumer Staples	1,897,488	1,217,472	-	3,114,960
Energy	1,127,567	862,740	-	1,990,307
Financials	3,499,553	2,231,199	-	5,730,752
Health Care	810,801	577,694	-	1,388,495
Industrials	1,598,353	1,087,111	-	2,685,464
Materials	397,463	1,297,474	-	1,694,937
Technology	1,104,044	347,505	-	1,451,549
Utilities	-	112,508	-	112,508
Total Common Stocks	12,951,303	9,146,241	-	22,097,544
Short-Term Investments	411,272	-	-	411,272
Total Investments	$13,362,575	$9,146,241	$-	$22,508,816

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$31,909	$-	$31,909
Consumer Discretionary	50,838	202,124	-	252,962
Consumer Staples	56,660	104,602	-	161,262
Energy	-	107,937	-	107,937
Financials	13,760	340,787	-	354,547
Health Care	21,077	75,463	-	96,540
Industrials	-	122,449	-	122,449
Materials	26,529	175,077	-	201,606
Technology	-	70,732	-	70,732
Utilities	-	35,525	-	35,525
Total Common Stocks	168,864	1,266,605	-	1,435,469
Short-Term Investments	74,621	-	-	74,621
Total Investments	$243,485	$1,266,605	$-	$1,510,090

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$1,056,818	$1,727,134	$-	$2,783,952
Consumer Discretionary	3,374,281	9,940,272	-	13,314,553
Consumer Staples	2,618,052	15,555,461	-	18,173,513
Energy	-	4,341,730	-	4,341,730
Financials	4,941,758	29,300,130	-	34,241,888
Health Care	2,025,585	1,617,721	-	3,643,306
Industrials	1,508,958	16,270,957	-	17,779,915
Materials	597,336	17,761,764	-	18,359,100
Technology	-	4,773,120	-	4,773,120
Utilities	-	1,494,457	-	1,494,457
Total Common Stocks	16,122,788	102,782,746	-	118,905,534
Short-Term Investments	7,416,557	-	-	7,416,557
Total Investments	$23,539,345	$102,782,746	$-	$126,322,091

*	In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $8,589,127, $9,146,241, $1,266,605 and $102,782,746 of investment securities from Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund, respectively, were classified as Level 2.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of April 30, 2014, certain securities of the Global Value Fund, International All Cap Value Fund and International Small Cap Value Fund transferred Levels due to the Funds performing a fair value adjustment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2013	$4,347	$90,650
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	1,045	21,757
Purchases	-	-
Sales	(5,392)	(112,407)
Ending balance April 30, 2014	$-	$-

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$7,021,141	$-	$-	$7,021,141
Short-Term Investments	318,527	-	-	318,527
Total Investments	$7,339,668	$-	$-	$7,339,668

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$8,430,598	$-	$-	$8,430,598
Corporate Bonds[1]	-	46,198,183	-	46,198,183
Mutual Funds	1,368,085	-	-	1,368,085
Preferred Stocks[1]	45,021,709	-	-	45,021,709
Short-Term Investments	4,526,811	-	-	4,526,811
Total Investments	$59,347,203	$46,198,183	$-	$105,545,386

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts are bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2014 (Unaudited)

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.  For the six months ended April 30, 2014, the Funds did not enter into any forward contracts.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting of the Board of Trustees of Investment Managers Series Trust (the “Trust”) held on June 19, 2014, John P. Zader indicated that he would be retiring from UMB Fund Services, Inc. on June 27, 2014, and resigned as President of the Trust, and the Board of Trustees appointed Maureen Quill, Executive Vice President of UMB Fund Services, Inc., as President of the Trust effective June 20, 2014.  Mr. Zader will continue as a Trustee of the Trust.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Small Company Opportunities Fund and Advisory Research Emerging Markets Opportunities Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At in-person meetings held on September 7-8, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for initial two-year terms the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisory Research, Inc. (the “Investment Advisor”) with respect to the Advisory Research Small Company Opportunity Fund (the “Small Company Fund”) and the Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Fund”) series of the Trust (each a “Fund”).  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the relevant Fund and its shareholders.

Background
In advance of the September meeting, the Board received information about each Fund, the Investment Advisor and the Advisory Agreement from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information regarding the performance of a fund managed by the Investment Advisor using the same strategy it would use to manage the Small Company Fund and reports comparing the proposed advisory fee and the estimated total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant category (each a “Performance Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed materials and various matters concerning the Investment Advisor and each Fund.

Nature, Extent and Quality of Service
In reviewing the proposed investment advisory agreement for each Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to each Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of each Fund.  The Board noted its familiarity with the Investment Advisor, which serves as the investment advisor of seven other series of the Trust.  The Board also noted that noted that the Investment Advisor managed no other assets using the same strategies as those that would be used to manage the Emerging Markets Fund. With respect to the Small Company Fund, the Board considered that the returns of the Investment Advisor’s Small Micro Cap Value Composite had underperformed those of the Russell 2000 Value Index (by 50 basis points) and Russell Microcap Value Index (by 520 basis points) for the one-year period ended December 31, 2012, but had outperformed both of those Indexes for the period since the inception of the Composite (October 1, 2008).  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses proposed to be paid by the Funds, the Board noted that the meeting materials indicated that the advisory fee proposed to be paid by each Fund (without deduction of fee waivers) was the same as or lower than the median advisory fee of the funds in its Peer Group and Performance Universe, and that the total expenses of each Fund (net of fee waivers) were lower than the median total expenses of the funds in its Peer Group and Performance Universe.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor by each Fund under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each Fund.

Advisory Research Small Company Opportunities Fund and Advisory Research Emerging Markets Opportunities Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board considered information relating to the estimated profitability of the Investment Advisor’s relationship with each Fund in its first year of operations taking into account estimated assets of $4 million per Fund, noting that the Investment Advisor anticipated waiving its entire advisory fee with respect to each Fund during that year and did not anticipate that it would realize a profit with respect to either Fund.  The Board also noted the potential benefits received by the Investment Advisor as a result of its relationship with the Funds would include not only the advisory fees paid to the Investment Advisor, but also the benefits of any deeper relationship with broker-dealers executing transactions on behalf of each Fund and any favorable publicity arising in connection with each Fund’s performance.  The Board noted that during each Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Advisory Research Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/13 to 4/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,059.10	$5.45
Hypothetical (5% annual return before expenses)	1,000.00	1,019.51	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,033.70	$6.78
Hypothetical (5% annual return before expenses)	1,000.00	1,018.12	6.73

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Global Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,042.30	$6.00
Hypothetical (5% annual return before expenses)	1,000.00	1,018.92	5.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,049.50	$6.06
Hypothetical (5% annual return before expenses)	1,000.00	1,018.88	5.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	11/1/13	4/30/14	11/1/13 – 4/30/14
Investor Class	$1,000.00	$1,056.30	$6.54
Actual Performance**	12/31/13*	4/30/14	12/31/13* – 4/30/14
Class I	$1,000.00	$1,037.00	$3.88
Hypothetical (5% annual return before taxes)^	11/1/13	4/30/14	11/1/13 – 4/30/14
Investor Class	$1,000.00	$1,018.44	$6.41
Class I	$1,000.00	$1,019.09	$5.76

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.28% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period) for Investor Class shares and by 121/365 (to reflect the since inception period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratios of 1.28% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2014 (Unaudited)

Advisory Research Small Company Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,053.80	$5.60
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/13	4/30/14	11/1/13 – 4/30/14
Actual Performance	$1,000.00	$1,054.60	$4.58
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds
a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc. Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research Global Value Fund	ADVWX	461 418 683
Advisory Research International All Cap Value Fund	ADVEX	461 418 477
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Institutional Class	ADVLX	461 41P 412
Advisory Research Small Company Opportunities Fund	ADVSX	461 41P 545
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at  (888) 665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (888) SEC-0330.

Advisory Research Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/8/2014